Organization and Description of Business (Details) - USD ($)			3 Months Ended	12 Months Ended
	Aug. 18, 2021	Jul. 02, 2021	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 28, 2022	Nov. 03, 2021	Aug. 04, 2017	Nov. 16, 2016
Organization and Description of Business [Line Items]
Reverse stock split, description			On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of the Company’s issued and outstanding shares of common stock held by the holders of record.	On July 2, 2018, the Board of Directors authorized and shareholders approved a 1-for-1,000 reverse stock split of the Company’s issued and outstanding shares of common stock held by the holders of record.
Gain on discontinued operations						$ 68,313
Lans Holdings Inc. [Member]
Organization and Description of Business [Line Items]
Escrow			$ 8,200,000	$ 8,200,000				$ 8,200,000
Meso Numismatics [Member]
Organization and Description of Business [Line Items]
Interest percentage							100.00%
Series BB Preferred Stock [Member] | Meso Numismatics [Member]
Organization and Description of Business [Line Items]
Share issued (in Shares)									25,000
Percentage of ownership interest									100.00%	100.00%
Series AA Preferred Stock [Member]
Organization and Description of Business [Line Items]
Share issued (in Shares)			1,050,000	1,050,000	1,050,000
Series AA Preferred Stock [Member] | Global Stem Cells Group Inc.[Member]
Organization and Description of Business [Line Items]
Number of shares issued (in Shares)	1,000,000
Series DD Preferred Stock [Member] | Global Stem Cells Group Inc.[Member]
Organization and Description of Business [Line Items]
Number of shares issued (in Shares)	8,974
Purchase price	$ 225,000	$ 50,000
Series CC Preferred Stock [Member] | Global Stem Cells Group Inc.[Member] | Lans Holdings Inc. [Member]
Organization and Description of Business [Line Items]
Number of shares issued (in Shares)			1,000	1,000